INVENTORIES, NET	12 Months Ended
Dec. 31, 2011
INVENTORIES, NET
8.	INVENTORIES, NET

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000
Raw materials	19,953	31,430	4,994
Work-in-progress	16,049	23,926	3,801
Finished goods	50,264	55,551	8,826

	86,266	110,907	17,621

The amounts of write-down of inventories recognized as an expense in cost of revenue for the years ended December 31, 2009, 2010 and 2011 were RMB764,000, RMB1,271,000 and RMB5,260,000 (US$836,000), respectively.